RELATED PARTY TRANSACTIONS - Allocation of Corporate Expenses (Details) - IBM - Management Costs And Corporate Support Services - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Allocation of corporate expenses	$ 989	$ 1,287	$ 1,230
Other (income) and expense.
Related Party Transaction [Line Items]
Allocation of corporate expenses	10	4	(31)
Interest expense.
Related Party Transaction [Line Items]
Allocation of corporate expenses	46	63	76
Selling, general and administrative expense.
Related Party Transaction [Line Items]
Allocation of corporate expenses	$ 932	$ 1,220	$ 1,185